Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Tax reconciliation
Total tax expense (income)	€ 87,191,000	€ 181,568,000